Revenue Recognition	12 Months Ended
Dec. 31, 2022
Revenue Recognition
Revenue Recognition

7.    Revenue Recognition

Remaining Performance Obligations

The Company’s arrangements with its customers often have terms that span over multiple years. However, the Company generally allows its customers to terminate contracts for convenience prior to the end of the stated term with less than twelve months’ notice. Revenue allocated to remaining performance obligations represents noncancelable contracted revenue that has not yet been recognized, which includes deferred revenue and, in certain instances, amounts that will be invoiced. The Company has elected the practical expedient allowing the Company to not disclose remaining performance obligations for contracts with original terms of twelve months or less. Cancelable contracted revenue, which includes customer deposit liabilities, is not considered a remaining performance obligation. As of December 31, 2022 and 2021 the Company does not have any related performance obligations for contracts with terms exceeding twelve months.

Disaggregation of Revenue

	For the years ended
	December, 31
	2022	2021
Professional services (over time)	$4,415,512	$3,477,896
Termination expense reimbursement (point in time)	719,565	—
License fees (over time)	250,000	200,000
Total net revenue	$5,385,077	$3,677,896